EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
Schedule of stock option activity

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2011	1,524,982	$41.32
Options granted	297,950	$55.03
Special dividend*	1,541	$32.16
Options exercised	(515,317)	$34.61		$12,764
Options cancelled/forfeited	(28,290)	$41.64
Outstanding options at December 31, 2011	1,280,866	$43.23	5.62	$37,949
Exercisable options at December 31, 2011	603,936	$39.80	4.54	$19,965

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2010	1,583,803	$44.73
Options granted	223,150	$49.07
Special dividend*	5,398	$34.25
Options exercised	(244,505)	$28.95		$6,467
Options cancelled/forfeited	(42,864)	$40.15
Outstanding options at December 31, 2010	1,524,982	$41.32	5.79	$17,161
Exercisable options at December 31, 2010	833,331	$37.96	4.86	$12,176

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2009	1,429,128	$43.35
Options granted	261,000	$47.97
Options exercised	(82,415)	$28.87		$1,961
Options cancelled/forfeited	(23,910)	$51.82
Outstanding options at December 31, 2009	1,583,803	$44.73	5.99	$13,487
Exercisable options at December 31, 2009	906,172	$40.17	4.78	$11,850

*An adjustment was made to the exercise price and number of ISO options outstanding for the special cash dividends paid during December 2011 and 2010. “Special dividend” represents the incremental options issued as a result of this adjustment.

Schedule of stock option assumptions for fair value estimate

	2011	2010	2009
Weighted-average fair value of grants	$12.91	$13.20	$11.40
Risk-free interest rates	2.06%	2.58%	2.10%
Dividend yield	1.89%	1.74%	1.61%
Expected volatility	25.68%	25.91%	26.19%
Expected option life	5.54 years	5.61 years	5.73 years